Note 9 - Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total intangible assets	$ 0	$ 304,244
Licenses [Member]
Intangible assets, gross		2,500
Branding Sow Good [Member]
Intangible assets, gross		159,083
Branding Sustain Us [Member]
Intangible assets, gross		48,399
Trademarks and Patents [Member]
Intangible assets, gross		$ 94,262